Segment Information - Schedule of Revenues are Attributed to Geographic Locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 246,053	$ 229,650	$ 174,346
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	227,113	215,121	172,897
Foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 18,940	$ 14,529	$ 1,449